UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Steven M. Friedman         New York, New York      February 6, 2007
       ------------------------   --------------------------  ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   70
                                               -------------
                                                     204,517
Form 13F Information Table Value Total:        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4  COLUMN 5   COLUMN 6         COLUMN 7            COLUMN 8
-----------------------------  --------------  ----------   -------- ---------- ----------  -------------------- -------------------
                                                             VALUE   SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X $1000) PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------------  --------------  ----------   -------- ---------- ---------- ---------- ---------- -----  ------  ----

Aes Corp                      Common Stock     00130H105      2,160    98,000   SH         SOLE                   98,000
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APAC Customer Services Inc    Common Stock     00185E106        644   171,647   SH         SOLE                  171,647
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Altria Group Inc              Common Stock     02209S103      1,716    20,000   SH         SOLE                   20,000
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American Italian Pasta Co     Class A          027070101        137    15,400   SH         SOLE                   15,400
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Annaly Capital Mgmt Inc       Common Stock     035710409      1,739   125,000   SH         SOLE                  125,000
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Anworth Mortgage Asset Corp   Common Stock     037347101      6,562   690,000   SH         SOLE                  690,000
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc            Common Stock     037833100        288     3,400   SH         SOLE                    3,400
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Co Inc               Common Stock     086516101        738    15,000   SH         SOLE                   15,000
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                 Class A          111320107      1,131    35,000   SH         SOLE                   35,000
------------------------------------------------------------------------------------------------------------------------------------
CBS Corporation New           Class A          124857103      2,029    65,000   SH         SOLE                   65,000
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Canon Inc                     ADR              138006309      1,132    20,000   SH         SOLE                   20,000
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Capital One Corp              Common Stock     14040H105      1,152    15,000   SH         SOLE                   15,000
------------------------------------------------------------------------------------------------------------------------------------
Capstead Mtg Corp             Common Stock     14067E506      5,561   670,000   SH         SOLE                  670,000
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc Del           Common Stock     149123101        920    15,000   SH         SOLE                   15,000
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Chevron Corporation  New      Common Stock     166764100      1,471    20,000   SH         SOLE                   20,000
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Citigroup Inc                 Common Stock     172967101      2,507    45,000   SH         SOLE                   45,000
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Coca-Cola Corp New            Common Stock     191216100      3,185    66,000   SH         SOLE                   66,000
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


Comcast Corp New              Class A SPL      20030N200      1,780    42,500   SH         SOLE                   42,500
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Countrywide Financial Corp    Common Stock     222372104        849    20,000   SH         SOLE                   20,000
------------------------------------------------------------------------------------------------------------------------------------
DR Horton Inc                 Common Stock     23331A109        795    30,000   SH         SOLE                   30,000
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp Plc                 ADR              284131208        516    35,000   SH         SOLE                   35,000
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp               Common Stock     319963104        255    10,000   SH         SOLE                   10,000
------------------------------------------------------------------------------------------------------------------------------------
Gentek Inc                    Common Stock New 37245X203         18       534   SH         SOLE                      534
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services Inc   Common Stock     37247A102      1,257    65,969   SH         SOLE                   65,969
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co                Common Stock     406216101      2,205    71,000   SH         SOLE                   71,000
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Home Depot Inc                Common Stock     437076102      1,807    45,000   SH         SOLE                   45,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp                    Common Stock     458140100        506    25,000   SH         SOLE                   25,000
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Ishares Inc                   MSCI Japan       464286848      5,684   400,000   SH         SOLE                  400,000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    MSCI Emerg Mkt   464287234      5,709    50,000   SH         SOLE                   50,000
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                    MSCI EAFE IDX    464287465      5,125    70,000   SH         SOLE                   70,000
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JP Morgan Chase & Co          Common Stock     46625H100      1,449    30,000   SH         SOLE                   30,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson             Common Stock     478160104      2,674    40,500   SH         SOLE                   40,500
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Kaiser Aluminum Corp          Common Stock     483007704      1,527    27,283   SH         SOLE                   27,283
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp                   Class A          526057104      1,574    30,000   SH         SOLE                   30,000
------------------------------------------------------------------------------------------------------------------------------------
Live Nation Inc               Common Stock     538034109        927    41,400   SH         SOLE                   41,400
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Lowes Comp                    Common Stock     548661107        623    20,000   SH         SOLE                   20,000
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Luminent Mtg Cap Inc          Common Stock     550278303      2,764   284,700   SH         SOLE                  284,700
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MFA Mtg Invts Inc             Common Stock     55272X102        508    66,000   SH         SOLE                   66,000
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Mastercard Inc                Class A          57636Q104         98     1,000   SH         SOLE                    1,000
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Microsoft Corp                Common Stock     594918104      1,194    40,000   SH         SOLE                   40,000
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


Morgan Stanley                Common Stock New 617446448        814    10,000   SH         SOLE                   10,000
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NASDAQ 100 TR                 Unit Ser 1       631100104      1,079    25,000   SH         SOLE                   25,000
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Newmont Mining Corp           Common Stock     651639106      1,129    25,000   SH         SOLE                   25,000
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News Corp                     Class B          65248E203        668    30,000   SH         SOLE                   30,000
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Nexcen Brands Inc             Common Stock     653351106      1,301   180,000   SH         SOLE                  180,000
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Oil Svc Holdrs Tr             Call             678002106        350     1,100   SH         SOLE                    1,100
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Penwest Pharmaceuticals Co    Common Stock     709754105        997    60,000   SH         SOLE                   60,000
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R H Donnelley Corp            Common Stock New 74955W307      3,450    55,000   SH         SOLE                   55,000
------------------------------------------------------------------------------------------------------------------------------------
Radio One Inc                 CL D Non Vtg     75040P405        236    35,000   SH         SOLE                   35,000
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Reliance Steel & Aluminum Co  Common Stock     759509102      1,969    50,000   SH         SOLE                   50,000
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group Inc              Common Stock     783764103      1,639    30,000   SH         SOLE                   30,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                       Unit Ser 1       78462F103      2,124    15,000   SH         SOLE                   15,000
------------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings Inc           Common Stock     811904101      3,321    33,500   SH         SOLE                   33,500
------------------------------------------------------------------------------------------------------------------------------------
Semiconductor Hldrs Tr        Dep Rcpt         816636203      1,346    40,000   SH         SOLE                   40,000
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Streettracks Ser Tr           Spdr Homebuild   86330E745        336       550   SH         SOLE                      550
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Symbol Technologies Inc       Common Stock     871508107        299    20,000   SH         SOLE                   20,000
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Time Warner Inc               Common Stock     887317105      4,901   225,000   SH         SOLE                  225,000
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Titanium Metals Corp          Common Stock New 888339207        590    20,000   SH         SOLE                   20,000
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Toll Brothers Inc             Common Stock     889478103        806    25,000   SH         SOLE                   25,000
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Town Sports Intl Hldgs Inc    Common Stock     89214A102      2,060   125,000   SH         SOLE                  125,000
------------------------------------------------------------------------------------------------------------------------------------
Tyco Intl Ltd New             Common Stock     902124106      1,794    59,000   SH         SOLE                   59,000
------------------------------------------------------------------------------------------------------------------------------------
United States Oil Fund LP     Units            91232N108      1,032    20,000   SH         SOLE                   20,000
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc New                Class A          92553P102        820    20,000   SH         SOLE                   20,000
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


Verasun Energy Corp           Common Stock     92336G106     94,076 4,763,368   SH         DEFINED             4,763,368
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Vodafone Group PLC New        Sponsored ADR    92857W209      1,094    39,375   SH         SOLE                   39,375
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Walter Inds Inc               Common Stock     93317Q105        541    20,000   SH         SOLE                   20,000
------------------------------------------------------------------------------------------------------------------------------------
Westen Un Co                  Common Stock     959802109        224    10,000   SH         SOLE                   10,000
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                         Common Stock     983024100      1,018    20,000   SH         SOLE                   20,000
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd  ORD              G5876H105      1,151    60,000   SH         SOLE                   60,000
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Marshall Isl  Common Stock     Y8564W103        436    10,000   SH         SOLE                   10,000
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